BASIS OF PREPARATION AND ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
BASIS OF PREPARATION AND ACCOUNTING POLICIES
2.	BASIS OF PREPARATION AND ACCOUNTING POLICIES

These Consolidated Condensed Interim Financial Statements have been prepared in accordance with IAS 34, “Interim Financial Reporting” as issued by the International Accounting Standard Board (“IASB”) and as adopted by the European Union (“EU”). The accounting policies used in the preparation of these Consolidated Condensed Interim Financial Statements are consistent with those used in the audited Consolidated Financial Statements for the year ended December 31, 2023. These Consolidated Condensed Interim Financial Statements should be read in conjunction with the audited Consolidated Financial Statements for the year ended December 31, 2023, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB and in conformity with IFRS as adopted by the EU.

None of the accounting pronouncements applicable after December 31, 2023 and as of the date of these Consolidated Condensed Interim Financial Statements had a material effect on the Company’s financial condition or the results of its operations.